Note 3 - Inventories	12 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]
(3)	Inventories

Inventories as of
October
31,
2018
and
2017
consist of the following:

	October 31,
	2018	2017
Finished goods	$5,454,629	$5,869,269
Work in process	3,877,670	2,507,434
Raw materials	7,871,145	8,108,433
Production supplies	271,311	296,313
Total	$17,474,755	$16,781,449